VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Current Assets
Cash and cash equivalents	$ 168		$ 801
Accounts receivable	2,794		2,611
Inventories	782		747
Other current assets	2,375		1,339
Total current assets	6,316		5,733
Plant, Property and Equipment	71,054		77,501
Equity Investments	11,358		10,636
Regulatory Assets	2,913		2,682
Goodwill	13,016	$ 9,490	13,670	$ 9,490
Other Long-Term Assets	2,482		2,410
Total assets	118,751		118,243
Current Liabilities
Accounts payable and other	5,274		5,297
Accrued interest	858		828
Current portion of long-term debt	1,545		2,955
Total current liabilities	9,959		10,511
Regulatory Liabilities	5,841		5,303
Deferred Income Tax Liabilities	7,677		6,884
Total liabilities	81,852		79,883
VIE, Primary Beneficiary
Current Assets
Cash and cash equivalents	167		311
Accounts receivable	989		839
Inventories	211		205
Other current assets	65		121
Total current assets	1,432		1,476
Plant, Property and Equipment	49,445		49,904
Equity Investments	979		865
Restricted Investments	1,150		950
Regulatory Assets	109		53
Goodwill	456		479
Other Long-Term Assets	93		59
Total assets	53,664		53,786
Current Liabilities
Notes payable	535		0
Accounts payable and other	1,703		1,866
Accrued interest	216		202
Current portion of long-term debt	575		2,062
Total current liabilities	3,029		4,130
Regulatory Liabilities	1,458		1,232
Other Long-Term Liabilities	51		70
Deferred Income Tax Liabilities	7		7
Long-Term Debt	13,904		12,387
Total liabilities	$ 18,449		$ 17,826